Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Measured at Fair Value on a Recurring Basis

Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025 and 2024:

	December 31, 2025
(in 000s)	Total	Level 1	Level 2	Level 3
Mutual funds	$1,013,365	$1,013,365	$—	$—
Stifel Financial Corp. common stock	219,784	219,784	—	—
Self-directed brokerage accounts	20,621	20,621	—	—
	1,253,770	$1,253,770	$—	$—
Pooled separate accounts measured at NAV	1,152,837
	$2,406,607

	December 31, 2024
(in 000s)	Total	Level 1	Level 2	Level 3
Mutual funds	$843,426	$843,426	$—	$—
Stifel Financial Corp. common stock	188,099	188,099	—	—
Self-directed brokerage accounts	28,573	28,537	—	36
	1,060,098	$1,060,062	$—	$36
Pooled separate accounts measured at NAV	1,016,959
	$2,077,057